Earnings Per Share (Details) - Schedule of earnings per share - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Earnings Per Share Abstract
(Loss)/Profit for the year available to common shareholders (in Dollars)	$ (403,035)	$ 1,150,615
Weighted average number of common shares (in Shares)	34,154,062	24,306,527
Par value	$ 0.01	$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	(0.01)	0.05
Diluted earnings/(loss) per common share	$ (0.01)	$ 0.05